Related party disclosures	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Related party disclosures
3
2
. Related party disclosures

	2019	2018	2017
	$m	$m	$m
Total compensation of key management personnel
Short-term employment benefits	15.8	18.2	21.3

Contributions to defined contribution pension plans	0.5	0.5	0.6

Equity compensation benefits	12.1	13.0	10.2

Termination benefits	—	—	1.9

	28.4	31.7	34.0

There were no other transactions with key management personnel during the years ended 31 December 2019, 2018 or 2017. Key management personnel comprises the Board and Executive Committee.
Related party disclosures for associates and joint ventures are as follows:

	Associates			Joint ventures			Total
	2019	2018	2017	2019	2018	2017	2019	2018	2017
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Revenue from associates and joint ventures	10	9	8	—	1	1	10	10	9

Other amounts owed by associates and joint ventures	3	1	2	—	—	—	3	1	2

Amounts owed to associates and joint ventures	(4)	(2)	—	—	—	—	(4)	(2)	—

In addition, loans both to and from the Barclay associate of $237m (2018: $237m) are offset in accordance with the provisions of IAS 32 and presented net in the Group statement of financial position. Interest payable and receivable under the loans is equivalent (average interest rate of 2.1% in 2019 (2018: 2.7%)) and presented net in the Group income statement.